SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended
	Jul. 13, 2023	Dec. 05, 2022	Mar. 31, 2025	Jan. 31, 2025
IfrsStatementLineItems [Line Items]
Aggregate principal amount	$ 5,000,000	$ 2,000,000
Secured credit facility			$ 7,000,000
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount				$ 750,000
Voting shares				4,505,625
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Voting shares				1,234,375
Chief Strategy Officer [Member]
IfrsStatementLineItems [Line Items]
Stock options granted				$ 2,000,000